Employee Benefit Obligations - Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Defined Benefit Recognized In Consolidated Statement Of Comprehensive Income [Line Items]
Interest cost for defined benefits plan	$ 695,935	$ 691,075	$ 705,211
Other Comprehensive Income [Member]
Disclosure Of Net Defined Benefit Recognized In Consolidated Statement Of Comprehensive Income [Line Items]
Current service cost for defined benefits plan	680,467	790,850	802,823
Interest cost for defined benefits plan	695,935	691,075	705,211
Past service costs	(39,060)
Expenses recognized in the Statement of Income	1,337,342	1,481,925	1,508,034
Losses from remeasurement of defined benefit plans	325,252	(251,976)	1,757,402
Total expense recognized in Comprehensive Income Statement	$ 1,662,594	$ 1,229,949	$ 3,265,436